Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Customer relationships	150,977	132,443	18,145
Purchased software	517	579	79
Technology	2,900	2,900	397
Less: Accumulated amortization and impairment	(71,576)	(77,937)	(10,677)
Total intangible assets, net	82,818	57,985	7,944